Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 7,673,997	$ 1,071,249	¥ 209,303,030
Cost of revenues	(6,152,154)	(858,807)	(167,646,023)
Gross profit	1,521,843	212,442	41,657,007
Operating expenses:
Sales and marketing expenses	(2,384,856)	(332,913)	(2,459,869)
General and administrative expenses	(5,749,151)	(801,863)	(10,513,568)
Research and development expenses	(2,235,578)	(312,075)	(3,121,624)
Total operating expenses	(10,369,585)	(1,446,851)	(16,095,061)
Income (loss) from operations	(8,847,742)	(1,234,409)	25,561,946
Other income (expenses):
Investment income			13,739
Interest expenses, net	(93,150)	(13,003)	(467,320)
Other income, net	29,813	4,162	22,641
Government grants	11,251	1,571	139,236
Total other expenses, net	(52,086)	(7,270)	(291,704)
Income (loss) before income tax	(8,899,828)	(1,241,679)	25,270,242
Income tax benefits	(267)	(37)	2,353,476
Net income (loss)	(8,900,095)	(1,241,716)	27,623,718
Net income (loss) attributable to noncontrolling interests	(366,538)	(51,167)	560,338
Net income (loss) attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	(8,533,557)	(1,190,549)	27,063,380
Net income (loss)	(8,900,095)	(1,241,716)	27,623,718
Other comprehensive income:
Foreign currency translation adjustments	(269,126)	(37,569)	27,918
Total comprehensive income	(9,169,221)	(1,279,285)	27,651,636
Net comprehensive income attributable to noncontrolling interests	(366,538)	(51,167)	560,338
Comprehensive income attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	¥ (8,802,683)	$ (1,228,118)	¥ 27,091,298
Earnings (loss) per share – Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ 0.22
Earnings (loss) per share – Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ 0.22
Weighted average number of shares - Basic (in Shares)	121,110,000	121,110,000	121,110,000
Weighted average number of shares - Diluted (in Shares)	121,110,000	121,110,000	121,110,000